Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss attributable to FaZe Holdings Inc., basic and diluted	$ (14,356)	$ (9,322)	$ (28,396)	$ (18,864)
Weighted-average common shares outstanding, basic	66,595,746	20,830,314	65,340,688	20,735,694
Net loss per share, basic	$ (0.22)	$ (0.45)	$ (0.43)	$ (0.91)	$ (4.23)	$ (1.92)